Due From Financial Institutions At Amortized Cost_Changes In The Allowances For Due From Financial Institutions Losses(Details) - Due from financial institutions at amortized cost ₩ in Millions	12 Months Ended
	Dec. 31, 2018 KRW (₩)
The financial instruments applying 12-month expected credit losses
Disclosure Of Changes In The Allowances For Due From Financial Institutions At Amortized Cost Losses Line Items [Line Items]
Beginning	₩ 1,797	[1]
Changes In The Allowances For Due From Financial Institutions At Amortized Cost Losses Abstract [Abstract]
Transfer between stages	0
Transfer to 12month expected credit losses	0
Transfer to lifetime expected credit losses	0
Impairment	0
Disposal	0
Provision (reversal) for loan losses	221
Others (change of currency ratio, etc.)	1
Ending	2,019
Non-impaired
Disclosure Of Changes In The Allowances For Due From Financial Institutions At Amortized Cost Losses Line Items [Line Items]
Beginning	0	[1]
Changes In The Allowances For Due From Financial Institutions At Amortized Cost Losses Abstract [Abstract]
Transfer between stages	0
Transfer to 12month expected credit losses	0
Transfer to lifetime expected credit losses	0
Impairment	0
Disposal	0
Provision (reversal) for loan losses	0
Others (change of currency ratio, etc.)	0
Ending	0
Impaired
Disclosure Of Changes In The Allowances For Due From Financial Institutions At Amortized Cost Losses Line Items [Line Items]
Beginning	0	[1]
Changes In The Allowances For Due From Financial Institutions At Amortized Cost Losses Abstract [Abstract]
Transfer between stages	0
Transfer to 12month expected credit losses	0
Transfer to lifetime expected credit losses	0
Impairment	0
Disposal	0
Provision (reversal) for loan losses	0
Others (change of currency ratio, etc.)	0
Ending	₩ 0

[1]	Prepared in accordance with IFRS 9